Schedule of Investments (unaudited)
December 31, 2020
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Advantage Large Cap Core Portfolio(a)	$ 3,089,704,731	$ 3,089,704,731
Total Investments — 100.0% (Cost: $2,280,237,994)		3,089,704,731
Liabilities in Excess of Other Assets — (0.0)%		(1,008,977)
Net Assets — 100.0%		$ 3,088,695,754
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage Large Cap Core Portfolio	$ 2,804,526,325	$ —	$ (45,068,955)(a)(b)	$ 88,155,142	$ 242,092,219	$ 3,089,704,731	$3,089,704,731	$ 8,432,041	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,089,704,731 and 76.5%, respectively.
The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Financial instruments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
December 31, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Boeing Co.	10,444	$ 2,235,643
HEICO Corp.	38,516	5,099,518
L3Harris Technologies, Inc.	14,654	2,769,899
Lockheed Martin Corp.	69,664	24,729,327
Northrop Grumman Corp.	36,554	11,138,735
Teledyne Technologies, Inc.(a)	29,044	11,384,667
		57,357,789
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	12,576	1,180,509
Expeditors International of Washington, Inc.	192,715	18,329,124
FedEx Corp.	1,641	426,036
		19,935,669
Airlines — 0.2%
Alaska Air Group, Inc.	102,538	5,331,976
Delta Air Lines, Inc.	46,106	1,853,922
		7,185,898
Auto Components — 0.2%
Aptiv PLC	56,345	7,341,190
BorgWarner, Inc.	9,671	373,688
		7,714,878
Automobiles — 1.8%
Harley-Davidson, Inc.	19,691	722,660
Tesla, Inc.(a)	103,395	72,962,749
		73,685,409
Banks — 3.9%
Bank of America Corp.	1,005,360	30,472,462
Bank of Hawaii Corp.	4,107	314,678
Citigroup, Inc.	71,592	4,414,363
Comerica, Inc.	46,763	2,612,181
Commerce Bancshares, Inc.	26,016	1,709,251
Credicorp Ltd.	9,343	1,532,439
Cullen/Frost Bankers, Inc.	74,814	6,526,025
First Hawaiian, Inc.	29,325	691,484
First Horizon Corp.	271,465	3,463,893
JPMorgan Chase & Co.	405,319	51,503,885
Pinnacle Financial Partners, Inc.	36,757	2,367,151
PNC Financial Services Group, Inc.	15,696	2,338,704
Regions Financial Corp.	48,277	778,225
Signature Bank	14,002	1,894,331
SVB Financial Group(a)	38,928	15,097,446
Truist Financial Corp.	76,491	3,666,214
U.S. Bancorp	176,115	8,205,198
Wells Fargo & Co.	531,352	16,036,203
Western Alliance Bancorp	24,323	1,458,164
Wintrust Financial Corp.	11,804	721,106
Zions Bancorp NA	29,198	1,268,361
		157,071,764
Beverages — 1.1%
Brown-Forman Corp., Class B	47,272	3,754,815
Coca-Cola Co.	93,195	5,110,814
Molson Coors Beverage Co., Class B	85,791	3,876,895
PepsiCo, Inc.	212,488	31,511,970
		44,254,494
Biotechnology — 2.5%
AbbVie, Inc.	238,114	25,513,915
Alexion Pharmaceuticals, Inc.(a)	2,788	435,597
Amgen, Inc.	101,482	23,332,742
Biogen, Inc.(a)	17,857	4,372,465
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	372,505	$ 21,702,141
Moderna, Inc.(a)	30,487	3,184,977
Regeneron Pharmaceuticals, Inc.(a)	11,010	5,319,041
Vertex Pharmaceuticals, Inc.(a)	74,875	17,695,958
		101,556,836
Building Products — 0.8%
Allegion PLC	163,207	18,994,031
Carrier Global Corp.	64,821	2,445,048
Lennox International, Inc.	33,515	9,182,104
Masco Corp.	16,399	900,797
Trane Technologies PLC	4,544	659,607
		32,181,587
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	18,580	1,889,586
Ameriprise Financial, Inc.	6,807	1,322,804
Bank of New York Mellon Corp.	43,847	1,860,867
Cboe Global Markets, Inc.	39,803	3,706,456
Charles Schwab Corp.	234,282	12,426,317
CME Group, Inc.	40,422	7,358,825
FactSet Research Systems, Inc.	33,702	11,205,915
Moody’s Corp.	96,806	28,096,974
Morgan Stanley	429,283	29,418,764
S&P Global, Inc.	76,818	25,252,381
T Rowe Price Group, Inc.	7,921	1,199,160
		123,738,049
Chemicals — 1.8%
Ecolab, Inc.	154,073	33,335,234
FMC Corp.	44,349	5,097,031
Mosaic Co.	115,334	2,653,835
PPG Industries, Inc.	141,504	20,407,707
Sherwin-Williams Co.	14,350	10,545,959
		72,039,766
Commercial Services & Supplies — 0.6%
Cintas Corp.	26,413	9,335,939
Copart, Inc.(a)	110,442	14,053,745
		23,389,684
Communications Equipment — 1.0%
Cisco Systems, Inc.	868,530	38,866,718
InterDigital, Inc.	9	546
		38,867,264
Construction & Engineering — 0.1%
EMCOR Group, Inc.	27,305	2,497,315
Quanta Services, Inc.	20,493	1,475,906
		3,973,221
Construction Materials — 0.0%
Vulcan Materials Co.	8,099	1,201,163
Consumer Finance — 0.9%
Ally Financial, Inc.	302,619	10,791,393
American Express Co.	201,327	24,342,448
		35,133,841
Distributors — 0.1%
Pool Corp.	6,570	2,447,325
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(a)	26,208	4,533,722
H&R Block, Inc.	133,219	2,112,853
		6,646,575
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(a)	18,989	4,402,979

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	149,941	$ 8,809,034
Electric Utilities — 2.2%
Alliant Energy Corp.	43,042	2,217,954
Eversource Energy	175,876	15,215,033
IDACORP, Inc.	66,471	6,383,210
NextEra Energy, Inc.	648,212	50,009,556
Pinnacle West Capital Corp.	59,343	4,744,473
Xcel Energy, Inc.	175,357	11,691,051
		90,261,277
Electrical Equipment — 0.3%
AMETEK, Inc.	85,127	10,295,259
Hubbell, Inc.	23,507	3,685,663
		13,980,922
Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp.	333,769	14,665,810
Trimble, Inc.(a)	38,764	2,588,272
Vontier Corp.(a)	14,569	486,605
Zebra Technologies Corp., Class A(a)	4,826	1,854,776
		19,595,463
Energy Equipment & Services — 0.5%
ChampionX Corp.(a)	153,114	2,342,644
Schlumberger NV	690,824	15,080,688
TechnipFMC PLC	249,090	2,341,446
		19,764,778
Entertainment — 3.0%
Activision Blizzard, Inc.	119,423	11,088,426
Madison Square Garden Sports Corp.(a)	4,951	911,479
Netflix, Inc.(a)	52,242	28,248,817
Roku, Inc.(a)	2,275	755,346
Walt Disney Co.(a)	363,685	65,892,448
Warner Music Group Corp., Class A	94,251	3,580,595
World Wrestling Entertainment, Inc., Class A	20,556	987,716
Zynga, Inc., Class A(a)	921,267	9,092,905
		120,557,732
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc.	37,354	6,657,230
American Tower Corp.	65,338	14,665,767
Boston Properties, Inc.	120,690	11,408,826
Brixmor Property Group, Inc.	398,704	6,598,551
Equinix, Inc.	6,258	4,469,338
Federal Realty Investment Trust	15,506	1,319,871
Kilroy Realty Corp.	102,371	5,876,095
Kimco Realty Corp.	484,895	7,278,274
Macerich Co.(b)	162,830	1,737,396
Outfront Media, Inc.	38,047	744,199
Park Hotels & Resorts, Inc.	225,840	3,873,156
Prologis, Inc.	424,895	42,345,036
Regency Centers Corp.	132,146	6,024,536
RLJ Lodging Trust	73	1,033
Simon Property Group, Inc.	269,149	22,953,027
Welltower, Inc.	9,306	601,354
		136,553,689
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	134,593	50,711,951
Walmart, Inc.	18,130	2,613,439
		53,325,390
Food Products — 1.6%
General Mills, Inc.	407,029	23,933,305
Hershey Co.	177,590	27,052,285
Security	Shares	Value
Food Products (continued)
Kellogg Co.	6,236	$ 388,066
McCormick & Co., Inc.	157,780	15,083,768
		66,457,424
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	63,615	3,864,611
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.(a)	4,961	2,651,059
Becton Dickinson and Co.	4,796	1,200,055
Boston Scientific Corp.(a)	16,417	590,191
Danaher Corp.	67,088	14,902,928
DENTSPLY SIRONA, Inc.	41,548	2,175,453
DexCom, Inc.(a)	32,888	12,159,352
Edwards Lifesciences Corp.(a)	288,134	26,286,465
Hill-Rom Holdings, Inc.	401	39,286
Hologic, Inc.(a)	141,929	10,336,689
IDEXX Laboratories, Inc.(a)	29,744	14,868,133
Medtronic PLC	89,842	10,524,092
Quidel Corp.(a)	4,063	729,918
Stryker Corp.	80,726	19,781,099
		116,244,720
Health Care Providers & Services — 2.2%
1Life Healthcare, Inc.(a)	22,532	983,522
AmerisourceBergen Corp.	30,098	2,942,380
Anthem, Inc.	57,495	18,461,070
Cardinal Health, Inc.	158,326	8,479,941
Cigna Corp.	23,132	4,815,620
Henry Schein, Inc.(a)	104,439	6,982,791
McKesson Corp.	84,660	14,724,067
Quest Diagnostics, Inc.	13,932	1,660,276
UnitedHealth Group, Inc.	82,600	28,966,168
		88,015,835
Health Care Technology — 0.2%
Cerner Corp.	13,388	1,050,690
Teladoc Health, Inc.(a)	34,737	6,946,011
		7,996,701
Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.(a)	6,225	8,632,270
Darden Restaurants, Inc.	44,616	5,314,658
Domino’s Pizza, Inc.	3,329	1,276,538
DraftKings, Inc., Class A(a)	16,823	783,279
Extended Stay America, Inc.	157,934	2,339,003
Hyatt Hotels Corp., Class A	18,104	1,344,222
McDonald’s Corp.	21,585	4,631,709
Planet Fitness, Inc., Class A(a)	102,664	7,969,806
Six Flags Entertainment Corp.	72,735	2,480,263
Starbucks Corp.	123,815	13,245,729
Texas Roadhouse, Inc.	47,136	3,684,150
Vail Resorts, Inc.	1,943	542,019
Wendy’s Co.	241,646	5,296,880
Wyndham Destinations, Inc.	149,060	6,686,832
Wynn Resorts Ltd.	19,085	2,153,361
		66,380,719
Household Products — 1.6%
Church & Dwight Co., Inc.	36,588	3,191,571
Clorox Co.	169,137	34,152,143
Colgate-Palmolive Co.	182,610	15,614,981
Procter & Gamble Co.	80,407	11,187,830
		64,146,525

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 1.4%
3M Co.	68,887	$ 12,040,759
Honeywell International, Inc.	150,878	32,091,751
Roper Technologies, Inc.	26,339	11,354,479
		55,486,989
Insurance — 1.7%
Aflac, Inc.	106,232	4,724,137
Allstate Corp.	5,332	586,147
Arthur J. Gallagher & Co.	55,930	6,919,100
Athene Holding Ltd., Class A(a)	114,031	4,919,297
Brown & Brown, Inc.	24,869	1,179,039
First American Financial Corp.	143,507	7,409,266
Lincoln National Corp.	22,305	1,122,165
Marsh & McLennan Cos., Inc.	132,454	15,497,118
MetLife, Inc.	85,979	4,036,714
Progressive Corp.	99,379	9,826,596
Reinsurance Group of America, Inc.	9,475	1,098,153
Travelers Cos., Inc.	49,461	6,942,841
Willis Towers Watson PLC	14,074	2,965,110
		67,225,683
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(a)	47,910	83,968,982
Alphabet, Inc., Class C(a)	31,897	55,879,716
Facebook, Inc., Class A(a)	184,209	50,318,531
Match Group, Inc.(a)	33,637	5,085,578
Twitter, Inc.(a)	209,161	11,326,068
		206,578,875
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)(b)	49,064	159,798,014
Etsy, Inc.(a)	14,219	2,529,702
Wayfair, Inc., Class A(a)	10,405	2,349,553
		164,677,269
IT Services — 5.9%
Accenture PLC, Class A	180,801	47,227,029
Automatic Data Processing, Inc.	106,873	18,831,023
Fiserv, Inc.(a)	284,224	32,361,745
Mastercard, Inc., Class A	111,720	39,877,337
Okta, Inc.(a)	1,319	335,369
Paychex, Inc.	28,042	2,612,954
PayPal Holdings, Inc.(a)	209,857	49,148,509
Visa, Inc., Class A	214,055	46,820,250
Wix.com Ltd.(a)	7,268	1,816,709
		239,030,925
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.(a)	7,983	472,035
Agilent Technologies, Inc.	134,165	15,897,211
QIAGEN NV(a)	32,078	1,695,322
Thermo Fisher Scientific, Inc.	31,912	14,863,971
		32,928,539
Machinery — 1.8%
Deere & Co.	111,506	30,000,689
Oshkosh Corp.	170,320	14,659,443
PACCAR, Inc.	31,255	2,696,682
Snap-on, Inc.	38,694	6,622,091
Xylem, Inc.	177,513	18,069,048
		72,047,953
Media — 1.3%
Comcast Corp., Class A	262,574	13,758,877
Discovery, Inc., Class A(a)(b)	756,663	22,767,990
Security	Shares	Value
Media (continued)
Discovery, Inc., Class C(a)	35,840	$ 938,650
Sirius XM Holdings, Inc.	2,586,669	16,477,081
		53,942,598
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co.	38,959	4,665,340
Multiline Retail — 0.2%
Nordstrom, Inc.	261,098	8,148,869
Multi-Utilities — 1.1%
Ameren Corp.	51,998	4,058,964
CMS Energy Corp.	271,745	16,579,162
Consolidated Edison, Inc.	308,218	22,274,915
		42,913,041
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.(a)	158,797	9,532,584
Concho Resources, Inc.	17,541	1,023,517
Continental Resources, Inc.	114,249	1,862,259
EOG Resources, Inc.	226,188	11,279,996
Kinder Morgan, Inc.	39,634	541,797
Phillips 66	334,658	23,405,980
Valero Energy Corp.	125,182	7,081,546
		54,727,679
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	69,721	18,559,033
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	519,758	32,240,589
Catalent, Inc.(a)	17,349	1,805,510
Eli Lilly & Co.	18,713	3,159,503
Johnson & Johnson	288,908	45,468,341
Merck & Co., Inc.	271,840	22,236,512
Pfizer, Inc.	612,133	22,532,616
Zoetis, Inc.	140,108	23,187,874
		150,630,945
Professional Services — 0.4%
IHS Markit Ltd.	61,440	5,519,155
Robert Half International, Inc.	145,995	9,121,768
Verisk Analytics, Inc.	15,960	3,313,136
		17,954,059
Road & Rail — 0.5%
CSX Corp.	48,536	4,404,642
Landstar System, Inc.	67,774	9,126,447
Lyft, Inc., Class A(a)	77,817	3,823,149
Old Dominion Freight Line, Inc.	20,000	3,903,600
Uber Technologies, Inc.(a)	12,223	623,373
		21,881,211
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(a)	173,590	15,919,939
Analog Devices, Inc.	150,205	22,189,785
Applied Materials, Inc.	378,754	32,686,470
Cirrus Logic, Inc.(a)	116,408	9,568,738
Intel Corp.	670,210	33,389,862
NVIDIA Corp.	147,621	77,087,686
QUALCOMM, Inc.	91,791	13,983,441
Texas Instruments, Inc.	44,530	7,308,709
Xilinx, Inc.	3,981	564,386
		212,699,016
Software — 9.8%
Adobe, Inc.(a)	135,288	67,660,235
Cadence Design Systems, Inc.(a)	188,735	25,749,116

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
HubSpot, Inc.(a)	13,428	$ 5,323,396
Intuit, Inc.	28,906	10,979,944
Microsoft Corp.	769,927	171,247,163
RingCentral, Inc., Class A(a)	2,910	1,102,803
salesforce.com, Inc.(a)	169,868	37,800,726
ServiceNow, Inc.(a)	91,641	50,441,956
VMware, Inc., Class A(a)(b)	82,856	11,621,383
Zendesk, Inc.(a)	45,311	6,484,910
Zoom Video Communications, Inc., Class A(a)	19,359	6,530,178
		394,941,810
Specialty Retail — 2.0%
Five Below, Inc.(a)	10,798	1,889,434
Home Depot, Inc.	194,819	51,747,823
Lowe’s Cos., Inc.	100,894	16,194,496
TJX Cos., Inc.	161,241	11,011,148
		80,842,901
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	1,535,898	203,798,306
Hewlett Packard Enterprise Co.	1,214,881	14,396,340
HP, Inc.	157,876	3,882,171
NetApp, Inc.	98,748	6,541,067
		228,617,884
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(a)	19,728	6,865,936
NIKE, Inc., Class B	160,804	22,748,942
Ralph Lauren Corp.	85,828	8,903,796
		38,518,674
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	34,287	1,481,198
MGIC Investment Corp.	221,512	2,779,976
New York Community Bancorp, Inc.	1,035,319	10,922,615
Radian Group, Inc.	64,023	1,296,466
Rocket Cos., Inc., Class A(a)(b)	511,687	10,346,311
		26,826,566
Trading Companies & Distributors — 0.5%
Fastenal Co.	37,227	1,817,795
Security	Shares	Value
Trading Companies & Distributors (continued)
GATX Corp.	96,990	$ 8,067,628
WW Grainger, Inc.	28,359	11,580,114
		21,465,537
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)(b)	125,928	3,864,730
Total Common Stocks — 96.8% (Cost: $2,837,619,350)		3,907,915,137
Rights
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)(b)	87,067	60,085
Total Rights — 0.0% (Cost: $200,254)		60,085
Total Long-Term Investments — 96.8% (Cost: $2,837,819,604)		3,907,975,222
Short-Term Securities(c)(d)
Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	118,582,034	118,582,034
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)	61,358,245	61,376,652
Total Short-Term Securities — 4.4% (Cost: $179,950,663)		179,958,686
Total Investments — 101.2% (Cost: $3,017,770,267)		4,087,933,908
Liabilities in Excess of Other Assets — (1.2)%		(50,238,871)
Net Assets — 100.0%		$ 4,037,695,037
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 109,976,399	$ 8,605,635(a)	$ —	$ —	$ —	$ 118,582,034	118,582,034	$ 8,647	$ —
SL Liquidity Series, LLC, Money Market Series	22,241,319	39,136,113(a)	—	(824)	44	61,376,652	61,358,245	132,951(b)	—
				$ (824)	$ 44	$ 179,958,686		$ 141,598	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Advantage Large Cap Core Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	697	03/19/21	$ 130,646	$ 3,364,607
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,907,915,137	$ —	$ —	$ 3,907,915,137
Rights	60,085	—	—	60,085
Short-Term Securities
Money Market Funds	118,582,034	—	—	118,582,034
	$ 4,026,557,256	$ —	$ —	4,026,557,256
Investments Valued at NAV(a)				61,376,652
				$ 4,087,933,908
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 3,364,607	$ —	$ —	$ 3,364,607
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
S&P	Standard & Poor’s